Note 4 - Vessels, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2009	280,267,999	(48,304,393)	231,963,606
-Depreciation for the year	-	(19,092,384)	(19,092,384)
- Purchase of vessels	64,046,437	-	64,046,437
- Sale of vessels	(33,986,672)	14,339,837	(19,646,835)
Balance, December 31, 2009	310,327,764	(53,056,940)	257,270,824
-Depreciation for the year	-	(17,979,750)	(17,979,750)
- Purchase of vessels	16,121,360	-	16,121,360
Balance, December 31, 2010	326,449,124	(71,036,690)	255,412,434
-Depreciation for the year	-	(18,348,556)	(18,348,556)
- Purchase of vessels	-	-	-
Balance, December 31, 2011	326,449,124	(89,385,246)	237,063,878

During 2009, the Company acquired M/V "Monica P", M/V "Eleni P" and M/V "Pantelis" for an aggregate purchase price plus costs required to make the vessels available for use of $64,046,437.  During 2010, the Company acquired M/V "Aggeliki P" for a purchase price plus costs required to make the vessel available for use of $16,121,360. There were no purchases of vessels during 2011.

In November 2009, the Company decided to dispose of two of its vessels, M/V "Artemis" and M/V "Gregos," which were sold in December 2009 for a gross price of $3,162,786 and $7,900,000, respectively. After sales commissions of 2% and 3%, respectively, and other sales expenses the Company recorded a loss of $8,959,321 from the sale of the two vessels. There were no sales of vessels in 2010 or 2011.